Cobalt Inventory - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Reversal of inventory write-down	$ 1.5
Inventory write down		$ 2.0